UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Bridges Investment Fund
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Cost	Value
COMMON STOCKS - 89.96%
Air Freight & Logistics - 1.18%
FedEx Corp.	10,000	$688,396	$752,200
Beverages - 2.30%
PepsiCo, Inc.	25,000	786,066	1,466,500
Biotechnology - 1.83%
Gilead Sciences, Inc. (a)	25,000	1,056,276	1,164,500
Capital Markets - 3.60%
American Capital Ltd.	25,495	573,639	82,349
The Goldman Sachs Group, Inc.	5,000	642,416	921,750
State Street Corp.	9,750	269,977	512,850
T. Rowe Price Group, Inc.	17,000	822,247	776,900
		2,308,279	2,293,849
Chemicals - 2.78%
Monsanto Co.	5,000	409,232	387,000
Potash Corporation of Saskatchewan	9,000	733,651	813,060
Praxair, Inc.	7,000	499,570	571,830
		1,642,453	1,771,890
Commercial Banks - 2.64%
Wells Fargo & Co.	60,000	1,444,348	1,690,800
Commercial Services & Supplies - 1.37%
Strayer Education, Inc.	4,000	657,775	870,720
Communications Equipment - 6.73%
Cisco Systems, Inc. (a)	65,000	1,151,525	1,530,100
Nokia Corp. - ADR	10,000	121,700	146,200
QUALCOMM, Inc.	40,000	1,541,688	1,799,200
Research In Motion Ltd. (a)	12,000	965,653	810,600
		3,780,566	4,286,100
Computers & Peripherals - 4.36%
Apple Computer, Inc. (a)	15,000	1,735,708	2,780,550
Construction & Engineering - 2.26%
Fluor Corp.	22,000	850,944	1,118,700
Jacobs Engineering Group, Inc. (a)	7,000	303,116	321,650
		1,154,061	1,440,350
Consumer Finance - 2.92%
Capital One Financial Corp.	52,000	1,686,364	1,857,960
Depository Institutions - 0.90%
First National of Nebraska, Inc.	225	387,969	573,750
Diversified Financial Services - 2.17%
CME Group, Inc.	4,500	1,843,073	1,386,855
Electrical Equipment - 1.84%
Roper Industries, Inc.	23,000	1,164,214	1,172,540
Electronic Equipment & Instruments - 0.72%
Dolby Laboratories, Inc. (a)	12,000	458,854	458,280
Energy Equipment & Services - 2.33%
Smith International, Inc.	22,000	1,040,150	631,400
Transocean Ltd. (a)	10,000	1,084,177	855,300
		2,124,327	1,486,700
Health Care Equipment & Supplies - 2.92%
Alcon, Inc.	9,000	1,147,492	1,248,030
Stryker Corp.	13,500	668,133	613,305
		1,815,626	1,861,335
Health Care Providers & Services - 4.15%
Express Scripts, Inc. (a)	25,000	940,685	1,939,500
Wellpoint, Inc. (a)	15,000	1,078,726	710,400
		2,019,412	2,649,900
Household Products - 0.91%
Procter & Gamble Co.	10,000	551,197	579,200
Industrial Conglomerates - 1.29%
General Electric Co.	50,000	543,375	821,000
Insurance - 2.09%
Berkshire Hathaway, Inc. (a)	400	678,649	1,329,200
Internet & Catalog Retail - 1.37%
eBay, Inc. (a)	30,000	668,213	708,300
Priceline.com, Inc. (a)	1,000	151,417	165,820
		819,630	874,120
Internet Software & Services - 3.31%
Google, Inc. (a)	4,250	1,853,074	2,107,362
IT Services - 5.65%
Fiserv, Inc. (a)	10,000	500,139	482,000
Mastercard, Inc.	12,000	1,995,443	2,425,800
Visa, Inc.	10,000	606,648	691,100
		3,102,230	3,598,900
Life Science Tools & Services - 0.88%
Waters Corp. (a)	10,000	531,536	558,600
Machinery - 0.56%
Caterpillar, Inc.	7,000	253,901	359,310
Multiline Retail - 1.61%
Target Corp.	22,000	623,896	1,026,960
Oil & Gas - 7.32%
Apache Corp.	20,000	1,502,797	1,836,600
Chesapeake Energy Corp.	55,000	1,496,226	1,562,000
ChevronTexaco Corp.	18,000	593,236	1,267,740
		3,592,259	4,666,340
Pharmaceuticals - 4.93%
Abbott Laboratories	15,000	812,157	742,050
Allergan, Inc.	20,000	795,406	1,135,200
Teva Pharmaceutical Industries, Ltd. - ADR	25,000	736,908	1,264,000
		2,344,470	3,141,250
Road & Rail - 2.29%
Union Pacific Corp.	25,000	1,384,477	1,458,750
Semiconductor & Semiconductor Equipment - 0.78%
MEMC Electronic Materials, Inc. (a)	30,000	1,273,165	498,900
Software - 2.90%
Adobe Systems, Inc. (a)	15,000	343,530	495,600
Autodesk, Inc. (a)	35,000	1,341,351	833,000
Microsoft Corp.	20,000	381,116	517,800
		2,065,997	1,846,400
Specialty Retail - 4.42%
Best Buy, Inc.	50,000	1,195,560	1,876,000
Lowe's Cos, Inc.	45,000	1,244,690	942,300
		2,440,249	2,818,300
Tobacco - 2.65%
Altria Group, Inc.	40,000	641,205	712,400
Philip Morris International, Inc.	20,000	685,363	974,800
		1,326,568	1,687,200
TOTAL COMMON STOCKS (Cost $50,138,439)		$50,138,439	$57,336,571

	Principal
	Amount	Cost	Value
CORPORATE BONDS - 4.73%
Communications - 0.40%
Level 3 Financing, Inc.
12.250%, 03/15/2013	$250,000	$249,474	$252,500
Consumer Finance - 0.56%
Ford Motor Credit Co.
7.875%, 06/15/2010	350,000	348,357	351,534
Depository Institutions - 0.38%
First National Bank Of Omaha
7.320%, 12/01/2010	250,000	252,368	245,182
Diversified Financial Services - 0.43%
MBNA Corporation Senior Note
7.500%, 03/15/2012	250,000	255,690	272,681
Electric Utilities - 0.46%
Duke Capital Corp.
8.000%, 10/01/2019	250,000	270,207	294,794
Health Care Providers & Services - 0.41%
Cardinal Health, Inc.
6.750%, 02/15/2011	250,000	252,089	263,741
Media - 0.34%
Comcast Corp.
6.500%, 01/15/2017	200,000	199,592	219,514
Multiline Retail - 0.56%
JCPenney Co., Inc.
7.400%, 04/01/2037	400,000	401,016	356,000
Semiconductors & Semiconductor Equipment - 0.44%
Applied Materials, Inc.
7.125%, 10/15/2017	250,000	254,212	277,889
Specialty Retail - 0.33%
Home Depot, Inc.
5.400%, 03/01/2016	200,000	181,716	209,098
Tobacco - 0.42%
Reynolds American, Inc.
7.250%, 06/01/2012	250,000	253,791	268,529
TOTAL CORPORATE BONDS (Cost $2,918,513)		$2,918,513	$3,011,462

	Shares	Cost	Value
SHORT TERM INVESTMENTS - 5.12%
Mutual Fund - 5.12%
SEI Daily Income Trust Treasury Fund	3,264,003	$3,264,003	$3,264,003
TOTAL SHORT TERM INVESTMENTS (Cost $3,264,003)		$3,264,003	$3,264,003

Total Investments (Cost $56,320,955) - 99.81%			$63,612,036
Other Assets in Excess of Liabilities% - 0.19%			121,572
TOTAL NET ASSETS - 100.00%			$63,733,608

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:1

Cost of investments	$ 56,320,955

Gross unrealized appreciation	11,248,030
Gross unrealized depreciation	(3,956,949)
Net unrealized appreciation	$ 7,291,081

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial

Statements section in the Fund's most recent semi-annual or annual report.

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

	● Level 1 - Quoted prices in active markets for identical securities.
	● Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
	speeds, credit risk, etc.).
	● Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

Description		Level 1	Level 2	Level 3	Total

Equity
	Consumer Discretionary	4,881,800	$ -	$ -	$ 4,881,800
	Consumer Staples	3,732,900	-	-	3,732,900
	Energy	6,153,040	-	-	6,153,040
	Financials	9,132,414	-	-	9,132,414
	Health Care	9,375,585	-	-	9,375,585
	Industrials	6,004,150	-	-	6,004,150
	Information Technology	16,284,793	-	-	16,284,793
	Materials	1,771,889	-	-	1,771,889
Total Equity		57,336,571	-	-	57,336,571
Fixed Income
	Corporate Bonds	-	3,011,462	-	3,011,462
Total Fixed Income		-	3,011,462	-	3,011,462
Short-Term Investments		3,264,003	-	-	3,264,003
Total Investments in Securities		$ 60,600,574	$ 3,011,462	$ -	$ 63,612,036

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)          /s/ Edson L. Bridges
Edson L. Bridges III, President and
Chief Executive and Investment Officer

Date   11/19/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Edson L. Bridges
Edson L. Bridges III, President and
Chief Executive and Investment Officer

Date   11/19/09

By (Signature and Title)*        /s/ Brian Kirkpatrick
Brian Kirkpatrick, Executive Vice President

Date   11/19/09

By (Signature and Title)*       /s/ Nancy K. Dodge
Nancy K. Dodge, Treasurer and
Chief Compliance Officer

Date   11/19/09

* Print the name and title of each signing officer under his or her signature.